SEWARD & KISSEL LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

April 29, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Active ETFs, Inc. (the “Company”)
- AB Multisector Income ETF File Nos. 333-264818 and 811-23799

Dear Sir or Madam:

On behalf of the above-referenced series of the Company (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Company’s registration statement that was filed electronically with the Securities and Exchange Commission on April 27, 2026.

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely,

/s/ Lauren A. Clise Lauren A. Clise